HAYNSWORTH SINKLER BOYD, P.A.
                         Attorneys and Counselors at Law

                          1201 Main Street, 22nd Floor
                                  (29201-3226)
                       Post Office Box 11889 (29211-1889)
                            Columbia, South Carolina
                             Telephone 803.779.3080
                             Facsimile 803.765.1243
                           Website www.hsblawfirm.com

                               George S. King, Jr.
                        Direct Dial Number (803) 540-7818
                           Email gking@hsblawfirm.com
                           Email gking@hsblawfirm.com

                                December 9, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:      Community First Bancorporation
                 Seneca, South Carolina
                 File No. 000-29640

Ladies and Gentlemen:

          Pursuant to Rule 14a-6, filed herewith please find the preliminary proxy statement for a special meeting of shareholders of Community First Bancorporation (the "Company").

          The Company is seeking to amend its articles of incorporation to authorize the issuance of preferred stock so that it can participate in the U.
S. Department of the Treasury's Capital Purchase Program under the Emergency Economic Stability Act of 2008. Under the published terms of the program, the Company must be able to complete the documentation for such a purchase within 30 days after approval of its application, the deadline for which is today. In order to be able to meet those deadlines, the Company is planning to mail the proxy statement on or about December 30, 2008. If the mailing date is much later than that, the Company may lose the opportunity to participate in the program. Accordingly, we would very much appreciate anything you can do to expedite your review of the filing.

          If you have questions, please call me at 803-540-7818, or my partner Suzi Clawson at 803-540-7819, or email either of us at gking@hsblawfirm.com or sclawson@hsblawfirm.com.

          Thank you for your help.

                                                     Very truly yours,

                                                     s/George S. King, Jr.
                                                     ---------------------------
                                                     George S. King, Jr.